July 3, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Short-Term Bond Fund, Inc.

 consisting of the following series and class:
  T. Rowe Price Ultra Short-Term Bond Fund

   T. Rowe Price Ultra Short-Term Bond Fund—I Class

 File Nos.: 002-87568/811-3894

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the fund’s Statement of Additional Information (“SAI”) or prospectus that were filed under Rule 485(b) on June 28, 2017.

The prospectus and SAI went effective automatically on July 1, 2017.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman